Financial information by segment, Assets and liabilities by business sector (Details) $ in Thousands, € in Millions	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)
Assets allocated [Abstract]
Contracted concessional assets	$ 7,338,449	$ 8,021,568
Investments carried under the equity method	268,151	294,581
Current financial investments	190,069	207,379
Cash and cash equivalents (project companies)	781,575	622,689	$ 763,545	$ 868,501
Total assets	9,146,332	9,751,930
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,621,940	5,036,193
Grants and other liabilities	1,242,059	1,263,744
Long-term and short-term corporate debt	955,540	1,023,071			$ 4,900	€ 5
Total liabilities	7,340,964	8,003,325
Equity	1,805,368	1,748,605	$ 1,761,589	$ 1,740,881
Total liabilities and equity	9,146,332	9,751,930
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional assets	5,893,598	6,533,408
Investments carried under the equity method	211,156	240,302
Current financial investments	4,091	10,761
Cash and cash equivalents (project companies)	514,378	442,213
Total assets	6,623,223	7,226,684
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,483,395	3,857,313
Grants and other liabilities	1,201,593	1,244,346
Total liabilities	4,684,988	5,101,659
Efficient Natural Gas & Heat [Member]
Assets allocated [Abstract]
Contracted concessional assets	476,590	517,247
Investments carried under the equity method	13,841	15,358
Current financial investments	115,893	128,461
Cash and cash equivalents (project companies)	67,744	25,392
Total assets	674,068	686,458
Liabilities allocated [Abstract]
Long-term and short-term project debt	452,360	478,724
Grants and other liabilities	31,998	11,212
Total liabilities	484,358	489,936
Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional assets	806,781	805,987
Investments carried under the equity method	0	0
Current financial investments	28,999	27,813
Cash and cash equivalents (project companies)	66,008	44,574
Total assets	901,788	878,374
Liabilities allocated [Abstract]
Long-term and short-term project debt	598,626	602,278
Grants and other liabilities	6,118	5,795
Total liabilities	604,744	608,073
Water [Member]
Assets allocated [Abstract]
Contracted concessional assets	161,480	164,926
Investments carried under the equity method	43,154	38,921
Current financial investments	41,086	40,344
Cash and cash equivalents (project companies)	27,412	21,369
Total assets	273,132	265,560
Liabilities allocated [Abstract]
Long-term and short-term project debt	87,559	97,878
Grants and other liabilities	2,350	2,391
Total liabilities	89,909	100,269
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	7,338,449	8,021,568
Investments carried under the equity method	268,151	294,581
Current financial investments	190,069	207,379
Cash and cash equivalents (project companies)	675,542	533,548
Total assets	8,472,211	9,057,076
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,621,940	5,036,193
Grants and other liabilities	1,242,059	1,263,744
Total liabilities	5,863,999	6,299,937
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	305,507	268,876
Other current assets (including cash and cash equivalents at holding company level)	368,614	425,978
Total assets	674,121	694,854
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	955,540	1,023,071
Other non-current liabilities	344,293	532,312
Other current liabilities	177,132	148,005
Total liabilities	1,476,965	1,703,388
Equity	1,805,368	1,748,605
Total liabilities and equity	$ 3,282,333	$ 3,451,993